Borrowings (Details) - Schedule of carrying amount and fair value of borrowings - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	S/ 879,893	S/ 579,900
Fair value	866,263	614,188
Bank loans [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	651,825	320,689
Fair value	638,620	349,280
Other financial entities [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	168,148	188,868
Fair value	168,148	188,868
Lease liability for right-of-use asset [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	59,085	60,507
Fair value	58,719	66,943
Finance leases [Member]
Borrowings (Details) - Schedule of carrying amount and fair value of borrowings [Line Items]
Carrying amount	835	9,836
Fair value	S/ 776	S/ 9,097